Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ (1,604)	$ (2,046)	$ 15,906	$ (2,940)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	9,730	(24,947)	(50,086)	(11,770)
Cross Currency Interest Rate Contract [Member] | Realized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(3,771)	(144)	(7,934)	(289)
Cross Currency Interest Rate Contract [Member] | Unrealized gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ 13,501	$ (24,803)	$ (42,152)	$ (11,481)